Segment Information - Reconciliation of Attributable Segment Total Earnings (Loss) from Operations, Associates and Joint Venture (Parenthetical) (Detail) $ in Millions	Feb. 15, 2017 USD ($)
Disclosure of operating segments [abstract]
Cash consideration paid	$ 65
Loss on acquisition	$ 2
Percentage of gold stream acquired	4.00%